Greenspring Income Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited)

CORPORATE BONDS - 79.9%	Par	Value
COMMUNICATION SERVICES - 4.1%
Cable & Satellite - 0.4%
CCO Holdings LLC
5.50%, 05/01/2026 (a)	$600,000	$598,792
5.13%, 05/01/2027 (a)	554,000	544,840
		1,143,632

Media - 3.7%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/2028 (a)	4,775,000	4,538,324
Belo Corp., 7.75%, 06/01/2027	920,000	961,381
Getty Images, Inc., 9.75%, 03/01/2027 (a)	4,030,000	4,020,491
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	2,484,000	2,425,479
TEGNA, Inc., 4.63%, 03/15/2028	133,000	126,184
		12,071,859
TOTAL COMMUNICATION SERVICES		13,215,491

CONSUMER DISCRETIONARY - 16.1%
Auto Components - 2.0%
Adient Global Holdings Ltd.
4.88%, 08/15/2026 (a)	1,138,000	1,122,082
7.00%, 04/15/2028 (a)	1,600,000	1,620,231
Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025 (a)	2,045,000	2,040,549
Goodyear Tire & Rubber Co., 9.50%, 05/31/2025	1,587,000	1,598,284
		6,381,146

Automobiles - 1.6%
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/2025 (a)	5,051,000	5,053,032

Automobiles Wholesalers - 0.5%
KAR Auction Services, Inc., 5.13%, 06/01/2025 (a)	1,768,000	1,764,941

Casinos & Gaming - 1.6%
Boyd Gaming Corp., 4.75%, 12/01/2027	675,000	653,851
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (a)	559,000	565,047
Light & Wonder International, Inc., 7.00%, 05/15/2028 (a)	4,132,000	4,144,083
		5,362,981

Consumer Services - 1.8%
Graham Holdings Co., 5.75%, 06/01/2026 (a)	1,935,000	1,928,658
Prime Security Services Borrower LLC, 6.25%, 01/15/2028 (a)	3,979,000	3,961,766
		5,890,424

Homebuilding - 0.8%
Century Communities, Inc., 6.75%, 06/01/2027	2,455,000	2,458,240

Household Durables - 0.1%
Newell Brands, Inc., 5.70%, 04/01/2026 (b)	308,000	308,135

Leisure - 2.9%
Cedar Fair LP
5.38%, 04/15/2027	750,000	742,591
6.50%, 10/01/2028	2,000,000	2,012,540
Life Time, Inc., 5.75%, 01/15/2026 (a)	3,088,000	3,086,732
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (a)	3,655,000	3,663,863
		9,505,726

Leisure Products - 0.8%
Viking Cruises Ltd., 6.25%, 05/15/2025 (a)	2,553,000	2,555,407

Lodging - 2.3%
Arrow Bidco LLC, 10.75%, 06/15/2025 (a)	3,055,000	3,122,629
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025 (a)	375,000	374,131
Hilton Worldwide Finance LLC, 4.88%, 04/01/2027	125,000	123,455
Marriott Ownership Resorts, Inc., 4.75%, 01/15/2028	2,592,000	2,492,922
Travel + Leisure Co., 6.63%, 07/31/2026 (a)	1,300,000	1,314,818
		7,427,955

Retail - 1.7%
Academy Ltd., 6.00%, 11/15/2027 (a)	3,094,000	3,080,172
Evergreen Acqco 1 LP, 9.75%, 04/26/2028 (a)	2,400,000	2,528,383
		5,608,555
TOTAL CONSUMER DISCRETIONARY		52,316,542

CONSUMER STAPLES - 2.4%
Food & Beverage - 1.7%
Darling Ingredients, Inc., 5.25%, 04/15/2027 (a)	518,000	512,132
TreeHouse Foods, Inc., 4.00%, 09/01/2028	500,000	454,683
Triton Water Holdings, Inc., 6.25%, 04/01/2029 (a)	4,690,000	4,660,702
		5,627,517

Food & Staples Retailing - 0.5%
Albertsons Cos., Inc.
7.50%, 03/15/2026 (a)	700,000	703,358
5.88%, 02/15/2028 (a)	808,000	805,333
		1,508,691

Household & Personal Products - 0.2%
Coty, Inc., 5.00%, 04/15/2026 (a)	841,000	839,974
TOTAL CONSUMER STAPLES		7,976,182

ENERGY - 11.2%
Energy Equipment & Services - 4.5%
Archrock Partners LP, 6.88%, 04/01/2027 (a)	3,127,000	3,146,169
Borr IHC Ltd., 10.00%, 11/15/2028 (a)	2,687,805	2,685,027
Enerflex Ltd., 9.00%, 10/15/2027 (a)	2,741,000	2,855,848
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (a)	250,000	255,248
Oceaneering International, Inc., 6.00%, 02/01/2028	1,288,000	1,271,620
TechnipFMC PLC, 6.50%, 02/01/2026 (a)	4,470,000	4,483,564
		14,697,476

Energy Midstream - 2.1%
Delek Logistics Partners LP, 7.13%, 06/01/2028 (a)	2,145,000	2,145,337
EnLink Midstream Partners LP, 4.15%, 06/01/2025	1,000,000	997,519
Genesis Energy LP
8.00%, 01/15/2027	551,000	561,124
7.75%, 02/01/2028	1,654,000	1,657,556
Targa Resources Partners LP, 6.50%, 07/15/2027	1,432,000	1,443,289
		6,804,825

Exploration & Production - 4.6%
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	3,367,000	3,644,370
Permian Resources Operating LLC, 5.38%, 01/15/2026 (a)	3,410,000	3,392,120
SM Energy Co., 6.75%, 09/15/2026	3,688,000	3,690,137
Strathcona Resources Ltd., 6.88%, 08/01/2026 (a)	3,135,000	3,143,718
Talos Production, Inc., 9.00%, 02/01/2029 (a)	1,000,000	1,026,907
		14,897,252
TOTAL ENERGY		36,399,553

FINANCIALS - 8.9%
Consumer Finance - 3.8%
Credit Acceptance Corp.
6.63%, 03/15/2026	3,806,000	3,820,270
9.25%, 12/15/2028 (a)	1,687,000	1,786,405
OneMain Finance Corp., 9.00%, 01/15/2029	1,822,000	1,933,434
PRA Group, Inc.
8.38%, 02/01/2028 (a)	2,900,000	2,983,006
5.00%, 10/01/2029 (a)	1,850,000	1,694,164
		12,217,279

Insurance - 0.8%
AmWINS Group, Inc., 4.88%, 06/30/2029 (a)	2,857,000	2,695,930

Investment Banking & Brokerage - 2.2%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (a)	1,152,000	1,195,546
Aretec Group, Inc., 7.50%, 04/01/2029 (a)	3,635,000	3,622,055
Osaic Holdings, Inc., 10.75%, 08/01/2027 (a)	2,305,000	2,391,958
		7,209,559

Mortgage REITs - 0.2%
Starwood Property Trust, Inc., 4.75%, 03/15/2025	788,000	789,628

Specialty Finance - 1.7%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	3,335,000	3,336,613
9.25%, 07/01/2031 (a)	2,000,000	2,125,803
		5,462,416

Specialty Insurance - 0.2%
Radian Group, Inc., 4.88%, 03/15/2027	517,000	513,686
TOTAL FINANCIALS		28,888,498

HEALTH CARE- 3.4%
Healthcare Equipment & Supplies - 1.1%
Owens & Minor, Inc., 4.50%, 03/31/2029 (a)	3,512,000	3,138,064
Teleflex, Inc., 4.63%, 11/15/2027	550,000	533,465
		3,671,529

Healthcare Providers & Services - 1.6%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)	1,660,000	1,592,680
AdaptHealth LLC, 6.13%, 08/01/2028 (a)	3,122,000	3,060,074
Encompass Health Corp., 5.75%, 09/15/2025	401,000	401,442
		5,054,196

Life Sciences Tools & Services - 0.7%
Avantor Funding, Inc., 4.63%, 07/15/2028 (a)	1,000,000	955,344
IQVIA, Inc., 5.00%, 10/15/2026 (a)	1,395,000	1,377,417
		2,332,761
TOTAL HEALTH CARE		11,058,486

INDUSTRIALS - 16.2%
Aerospace & Defense - 2.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (a)	250,000	253,753
Bombardier, Inc., 7.88%, 04/15/2027 (a)	5,167,000	5,178,057
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	1,477,000	1,453,421
TransDigm, Inc., 5.50%, 11/15/2027	2,484,000	2,442,901
		9,328,132

Building Products - 1.5%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027 (a)	1,624,000	1,601,988
Griffon Corp., 5.75%, 03/01/2028	3,387,000	3,323,547
		4,925,535

Commercial Services & Supplies - 3.3%
Champions Financing, Inc., 8.75%, 02/15/2029 (a)	4,820,000	4,705,088
GEO Group, Inc., 8.63%, 04/15/2029	2,500,000	2,643,036
Matthews International Corp., 8.63%, 10/01/2027 (a)	2,000,000	2,087,562
Ritchie Bros Holdings, Inc., 6.75%, 03/15/2028 (a)	1,432,000	1,465,852
		10,901,538

Engineering & Construction - 3.5%
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (a)	2,949,000	2,849,447
MasTec, Inc., 6.63%, 08/15/2029 (a)	1,800,000	1,815,381
Pike Corp., 5.50%, 09/01/2028 (a)	3,855,000	3,710,404
Williams Scotsman, Inc., 6.13%, 06/15/2025 (a)	2,998,000	2,996,816
		11,372,048

Environmental Services - 0.5%
Clean Harbors, Inc., 4.88%, 07/15/2027 (a)	900,000	882,431
GFL Environmental, Inc., 5.13%, 12/15/2026 (a)	750,000	746,615
		1,629,046

Machinery - 2.4%
Enpro, Inc., 5.75%, 10/15/2026	3,256,000	3,251,181
Gates Corp., 6.88%, 07/01/2029 (a)	500,000	509,234
Titan International, Inc., 7.00%, 04/30/2028	3,638,000	3,580,020
Trinity Industries, Inc., 7.75%, 07/15/2028 (a)	500,000	519,179
		7,859,614

Professional Services - 1.0%
Camelot Finance SA, 4.50%, 11/01/2026 (a)	3,200,000	3,112,083

Trading Companies & Distributors - 0.7%
Herc Holdings, Inc., 5.50%, 07/15/2027 (a)	1,639,000	1,624,498
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)	650,000	661,446
		2,285,944

Transportation - 0.4%
RXO, Inc., 7.50%, 11/15/2027 (a)	350,000	360,588
XPO, Inc., 6.25%, 06/01/2028 (a)	1,000,000	1,007,981
		1,368,569
TOTAL INDUSTRIALS		52,782,509

INFORMATION TECHNOLOGY - 6.3%
Information Technology Services - 1.3%
KBR, Inc., 4.75%, 09/30/2028 (a)	4,518,000	4,335,654

Software & Services - 4.0%
ACI Worldwide, Inc., 5.75%, 08/15/2026 (a)	2,456,000	2,453,439
Consensus Cloud Solutions, Inc., 6.00%, 10/15/2026 (a)	2,999,000	2,976,636
Gen Digital, Inc.
5.00%, 04/15/2025 (a)	989,000	987,963
6.75%, 09/30/2027 (a)	1,260,000	1,280,083
Open Text Corp., 3.88%, 02/15/2028 (a)	1,850,000	1,744,313
PTC, Inc., 3.63%, 02/15/2025 (a)	500,000	500,050
Rocket Software, Inc., 9.00%, 11/28/2028 (a)	3,000,000	3,113,346
		13,055,830

Technology Hardware & Equipment - 1.0%
Western Digital Corp., 4.75%, 02/15/2026	3,113,000	3,085,683
TOTAL INFORMATION TECHNOLOGY		20,477,167

MATERIALS - 9.5%
Chemicals - 3.2%
Avient Corp., 6.25%, 11/01/2031 (a)	500,000	493,740
Axalta Coating Systems LLC, 4.75%, 06/15/2027 (a)	1,300,000	1,275,298
Magnera Corp., 4.75%, 11/15/2029 (a)	5,060,000	4,499,844
HB Fuller Co., 4.25%, 10/15/2028	1,953,000	1,845,391
Minerals Technologies, Inc., 5.00%, 07/01/2028 (a)	1,356,000	1,312,574
Scotts Miracle-Gro Co., 5.25%, 12/15/2026	1,000,000	986,379
		10,413,226

Construction Materials - 0.8%
Summit Materials LLC, 6.50%, 03/15/2027 (a)	2,674,000	2,675,005

Metals & Mining - 3.5%
Algoma Steel, Inc., 9.13%, 04/15/2029 (a)	2,800,000	2,866,752
Allegheny Ludlum LLC, 6.95%, 12/15/2025	1,077,000	1,085,894
Allegheny Technologies, 5.88%, 12/01/2027	1,000,000	992,040
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)	3,125,000	3,095,064
Mineral Resources Ltd., 8.13%, 05/01/2027 (a)	2,500,000	2,512,621
New Gold, Inc., 7.50%, 07/15/2027 (a)	900,000	908,310
		11,460,681

Packaging & Containers - 2.0%
Berry Global, Inc.
4.50%, 02/15/2026 (a)	1,785,000	1,760,689
4.88%, 07/15/2026 (a)	315,000	313,983
Crown Americas LLC, 4.75%, 02/01/2026	350,000	346,467
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	500,000	514,990
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/2027 (a)	1,780,000	1,818,199
Pactiv LLC, 7.95%, 12/15/2025	1,515,000	1,542,270
		6,296,598
TOTAL MATERIALS		30,845,510

REAL ESTATE - 1.2%
Real Estate Investment Trust - 0.6%
Iron Mountain, Inc., 4.88%, 09/15/2027 (a)	1,913,000	1,866,617
RHP Hotel Properties LP, 7.25%, 07/15/2028 (a)	1,250,000	1,289,797
SBA Communications Corp., 3.88%, 02/15/2027	696,000	666,844
TOTAL REAL ESTATE		3,823,258

UTILITIES - 0.6%
Utilities - 0.6%
Vistra Operations Co. LLC
5.50%, 09/01/2026 (a)	752,000	750,248
5.63%, 02/15/2027 (a)	1,250,000	1,248,749
		1,998,997
TOTAL UTILITIES		1,998,997
TOTAL CORPORATE BONDS (Cost $257,135,511)		259,782,193

CONVERTIBLE BONDS - 5.9%	Par	Value
CONSUMER DISCRETIONARY - 1.4%
Consumer Services - 1.0%
Chegg, Inc., 0.13%, 03/15/2025	3,218,000	3,127,896

Restaurants - 0.4%
Cracker Barrel Old Country Store, Inc., 0.63%, 06/15/2026	1,435,000	1,356,075
		4,483,971

HEALTH CARE - 0.1%
Healthcare Equipment & Supplies - 0.1%
Haemonetics Corp., 0.00%, 03/01/2026 (c)	510,000	482,613

INFORMATION TECHNOLOGY - 1.1%
Software & Services - 1.1%
DigitalOcean Holdings, Inc., 0.00%, 12/01/2026 (c)	4,000,000	3,570,000

REAL ESTATE - 2.1%
Real Estate Investment Trust - 2.1%
Blackstone Mortgage Trust, Inc., 5.50%, 03/15/2027	3,000,000	2,902,500
Pebblebrook Hotel Trust, 1.75%, 12/15/2026	4,250,000	3,967,800
		6,870,300

UTILITIES - 1.2%
Utilites - 1.2%
NextEra Energy Partners LP, 0.00%, 11/15/2025 (a)(c)	4,125,000	3,892,969
TOTAL CONVERTIBLE BONDS (Cost $19,066,386)		19,299,853

PREFERRED STOCKS - 1.1%	Shares	Value
INDUSTRIALS - 1.1%
Trading Companies & Distributors - 1.1%
WESCO International, Inc., Series A, 10.63% to 06/22/2025 then 5 yr. CMT Rate + 10.33%, Perpetual	145,557	3,714,615
TOTAL PREFERRED STOCKS (Cost $3,763,582)		3,714,615

SHORT-TERM INVESTMENTS - 12.3%	Shares	Value
Money Market Funds - 12.3%
First American Government Obligations Fund - Class X, 4.32% (d)	12,806,743	12,806,743
First American Treasury Obligations Fund - Class X, 4.31% (d)	12,806,743	12,806,743
Invesco Government & Agency Portfolio - Class Institutional, 4.32% (d)	1,576,428	1,576,428
Invesco Treasury Portfolio - Class Institutional, 4.29% (d)	12,806,743	12,806,743
TOTAL SHORT-TERM INVESTMENTS (Cost $39,996,657)		39,996,657

TOTAL INVESTMENTS - 99.2% (Cost $319,962,136)		322,793,318
Other Assets in Excess of Liabilities - 0.8%		2,528,667
TOTAL NET ASSETS - 100.0%		$325,321,985
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $207,823,081 or 63.9% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(c)	Zero coupon bonds make no periodic interest payments.
(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Greenspring Income Opportunities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$259,782,193	$–	$259,782,193
Convertible Bonds	–	19,299,853	–	19,299,853
Preferred Stocks	3,714,615	–	–	3,714,615
Money Market Funds	39,996,657	–	–	39,996,657
Total Investments	$43,711,272	$279,082,046	$–	$322,793,318

Refer to the Schedule of Investments for further disaggregation of investment categories.